Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserve	(Accumulated deficit) Retained earnings	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Non- Controlling Interests	Total
Balance at Jun. 30, 2024	$ 39,390	$ (15,441)	$ 42,459,143	$ 1,538,443	$ (27,006,989)	$ (1,705,614)	$ 15,308,932	$ 16,242	$ 15,325,174
Balance (in Shares) at Jun. 30, 2024	3,939,041
Issuance of Ordinary Shares	$ 100,000		9,900,000				10,000,000		10,000,000
Issuance of Ordinary Shares (in Shares)	10,000,000
Offering cost paid			(59,588)				(59,588)		(59,588)
Shares issued for acquisition of subsidiaries	$ 30,000		3,070,000				3,100,000	20,305	3,120,305
Shares issued for acquisition of subsidiaries (in Shares)	3,000,000
Net loss for the period					(6,887,895)		(6,887,895)	(5,596)	(6,893,491)
Appropriation of statutory reserve				38,069	(38,069)
Foreign currency translation adjustment						120,177	120,177	888	121,065
Balance at Jun. 30, 2025	$ 169,390	(15,441)	55,369,555	1,576,512	(33,932,953)	(1,585,437)	21,581,626	31,839	21,613,465
Balance (in Shares) at Jun. 30, 2025	16,939,041
Issuance of Ordinary Shares	$ 650,000		35,850,000				36,500,000		36,500,000
Issuance of Ordinary Shares (in Shares)	65,000,000
Offering cost paid			(1,200,000)				(1,200,000)		(1,200,000)
Premium on acquisition of minority equity			24,325				24,325		24,325
Disposal of a subsidiary								(24,396)	(24,396)
Net loss for the period					215,601		215,601	(20,004)	195,597
Appropriation of statutory reserve				159,229	(159,229)
Foreign currency translation adjustment						1,163,245	1,163,245	(44,434)	1,118,811
Balance at Dec. 31, 2025	$ 819,390	$ (15,441)	$ 90,043,880	$ 1,735,741	$ (33,876,581)	$ (422,192)	$ 58,284,797	$ (56,995)	$ 58,227,802
Balance (in Shares) at Dec. 31, 2025	81,939,041